SHARE-BASED COMPENSATION (Schedule of Weighted Average Assumptions Used to Value Options) (Details) - Two Thousand Long Term Incentive Equity Plan [Member]	12 Months Ended
Jun. 30, 2017 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	51.50%
Risk-free interest rates	1.77%
Expected terms	5 years
Dividend yields	0.00%
Sub-Optimal behavior multiple	$ 2.80
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value per share of options granted	5.27
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value per share of options granted	$ 5.44